Property and Equipment, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and Equipment, Net
Property plant and equipment, gross	¥ 3,324,470,000		¥ 3,177,036,000
Less: accumulated depreciation	(2,609,736,000)		(1,949,873,000)
Net book value	714,734,000		1,227,163,000		$ 100,668
Depreciation expenses	727,200,000	$ 102,423	755,452,000	¥ 538,601,000
Impairment charge recognized	0		0	¥ 0
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross	232,044,000		282,007,000
Servers and computers
Property and Equipment, Net
Property plant and equipment, gross	3,029,118,000		2,830,434,000
Others
Property and Equipment, Net
Property plant and equipment, gross	¥ 63,308,000		¥ 64,595,000